Accounts Receivable	6 Months Ended
Mar. 31, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of March 31, 2023 and September 30, 2022 consisted of the following:

	March 31, 2023	September 30, 2022
Accounts receivable	$21,733,351	$21,855,584
Less: allowance for doubtful accounts	(2,342,732)	(2,197,396)
Accounts receivable, net	$19,390,619	$19,658,188

The Company’s customers are primarily governmental entities, state-owned entities and construction companies. Due to the nature of these customers and the practice of the industry, the Company generally allows credit period of 180 days to its customers.

Changes in the allowance for doubtful accounts as of March 31, 2023 and September 30, 2022 are as follow:

	March 31, 2023	September 30, 2022
Beginning balance	$2,197,396	$3,066,937
Addition (reduction) of bad debt allowance	63,255	(580,631)
Exchange difference	82,081	(288,910)
Ending balance	$2,342,732	$2,197,396

No debt write-off recorded by the Company during the six months ended March 31, 2023 and 2022. For the six months ended March 31, 2023 and 2022, the Company recorded bad debt expense of $63,255 and nil, respectively.